Other non-current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other non-current liabilities
Deposits received from franchisees	¥ 181,926		¥ 129,101
Asset retirement obligations	3,958		3,773
Others	8,568		8,889
Total	¥ 194,452	$ 27,388	¥ 141,763